NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable
SCHEDULE OF NOTES PAYABLE

Notes payable consists of the following:

	June 30,	December 31,		Interest
	2023	2022	Maturity	Rate
Economic Injury Disaster Loan - originated in May 2020 (1, 2)	$500,000	$500,000	30 years	3.75%
Promissory note - originated in September 2020	7,568	20,182	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in December 2020	7,551	16,047	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	11,268	22,243	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021 (3)	1,305,373	1,305,373	5 years	4.0%
Promissory note - originated in April 2021(4)	866,666	866,666	1 year	12%
Promissory note - originated in July 2021(4)	352,500	352,500	1 year	12%
Promissory note - originated in September 2021	37,712	43,667	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in April 2022	64,680	73,204	$1,695.41 monthly payment for 36 months	16.0%
Promissory note - originated in April 2022	64,053	239,858	$7,250 daily payment for 168 days	25%
Promissory note – originated in June 2022	-	149,011	$20,995 weekly payment for 30 weeks	49%
Promissory note - originated in July 2022	48,569	54,557	$1,485.38 monthly payment for 60 months	18%
Promissory note - originated in July 2022	76,514	94,878	$3,546.87 monthly payment for 36 months	10%
Promissory note - originated in August 2022	22,710	26,538	$589.92 monthly payment for 60 months	8%
Promissory note - originated in October 2022	1,193,612	635,745	$1,749.00 daily payment for 30 days	66%
Promissory note - originated in January 2023	5,160	-	$237.03 monthly payment for 36 months	25%
Promissory note - originated in March 2023	53,519	-	$1,521.73 monthly payment for 60 months	18%
Promissory note - originated in March 2023	13,495	-	$559.25 monthly payment for36 months	17%
Promissory note - originated in April 2023	31,672	-	$3,999.00 monthly payment for 12 months	12%
Promissory note - originated in April 2023	40,400	-	$3,918.03 monthly payment for 12 months	6%
Promissory note - originated in May 2023	250,000	-	3 months	29%
	4,953,022	4,400,469
Less debt discount and debt issuance cost	(1,079,509)	(377,111)
	3,873,513	4,023,358
Less current portion of promissory notes payable	2,267,658	918,785
Long-term promissory notes payable	$1,605,855	$3,104,573

Notes payable consists of the following:

	December 31,	December 31,		Interest
	2022	2021	Maturity	Rate
Economic Injury Disaster Loan - originated in May 2020 (1, 2)	$500,000	$500,000	30 years	3.75%
Promissory note - originated in September 2020	20,182	50,456	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in December 2020	16,047	33,039	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	22,243	48,583	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021 (3)	1,305,373	1,328,848	5 years	4.0%
Promissory note - originated in April 2021(4)	866,666	832,000	1 year	12%
Promissory note - originated in July 2021(4)	352,500	282,000	1 year	12%
Promissory note - originated in September 2021	43,667	55,576	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in December 2021	-	406,300	$20,050 weekly payment for 28 weeks	49%
Promissory note - originated in December 2021	-	241,716	$10,071.45 weekly payment for 28 weeks	4.94%
Promissory note - originated in December 2021	-	189,975	$2,793.75 daily payment for 80 days	7%
Promissory note - originated in April 2022	73,204	-	$1,695.41 monthly payment for 36 months	16.0%

Promissory note - originated in April 2022	239,858	-	$7,250 daily payment for 168 days	25%
Promissory note – originated in June 2022	149,011	-	$20,995 weekly payment for 30 weeks	49%

Promissory note - originated in July 2022	54,557	-	$1,485.38 monthly payment for 60 months	18%
Promissory note - originated in July 2022	94,878	-	$3,546.87 monthly payment for 36 months	10%
Promissory note - originated in August 2022	26,538	-	$589.92 monthly payment for 60 months	8%
Promissory note - originated in October 2022	635,745	-	$1,749.00 daily payment for 30 days	66%
	4,400,469	3,968,493
Less debt discount and debt issuance cost	(377,111)	(476,727)
	4,023,358	3,491,766
Less current portion of promissory notes payable	918,785	1,720,777
Long-term promissory notes payable	$3,104,573	$1,770,989

(1)	We received an advance under the Economic Injury Disaster Loan (EIDL) program.

(2)	We received a second advance under the EIDL program in fiscal year 2021.

(3)	On February 12, 2021, we issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, we recorded loss on settlement of debt of $186,156 in fiscal year 2021.

(4)	Note payable with outstanding balance of $866,666 matured on April 22, 2022. Note payable with outstanding balance of $352,500 matured on July 27, 2022. The default annual interest rate of 16% becomes the effective interest rate on the past due principal and interest. A penalty of 125% of the outstanding principal and accrued interest was triggered and as a result $173,333 and $70,500, respectively, additional principal was added to the outstanding balance. We are in communication with the lender.